Borrowings (Details) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Total non-current borrowings	$ 475,591	$ 592,035
Borrowings	346,944	381,566
Total borrowings	822,535	973,601
NCN [Member]
Statement [Line Items]
Total borrowings	736,402	779,654
Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	42,755	102,158
Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	33,153	73,472
Other Borrowings [Member]
Statement [Line Items]
Total borrowings	10,225	18,317
At Book Value [Member]
Statement [Line Items]
Total borrowings	822,535	973,601
At Fair Value [Member]
Statement [Line Items]
Total borrowings	799,963	988,927
At Fair Value [Member] | NCN [Member]
Statement [Line Items]
Total borrowings	713,830	794,980
At Fair Value [Member] | Bank Loans And Others [Member]
Statement [Line Items]
Total borrowings	42,755	102,158
At Fair Value [Member] | Bank Overdrafts [Member]
Statement [Line Items]
Total borrowings	33,153	73,472
At Fair Value [Member] | Other Borrowings [Member]
Statement [Line Items]
Total borrowings	$ 10,225	$ 18,317